UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus

April 30, 2013 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.8%	Rate (%)		Date	Amount ($)		Value ($)
Arizona--1.3%
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Liquidity Facility;
FNMA and LOC; FNMA)		0.25	5/7/13	1,010,000	a	1,010,000
Phoenix Civic Improvement
Corporation, Water System
Revenue, CP (LOC; Royal Bank
of Canada)		0.16	7/15/13	5,000,000		5,000,000

California--4.3%
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Comerica Bank)		0.28	5/7/13	15,815,000	a	15,815,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)		0.15	5/1/13	4,000,000		4,000,000

Colorado--6.0%
Colorado Housing and Finance
Authority, EDR (Popiel
Properties, LLC Project) (LOC;
Wells Fargo Bank)		0.37	5/7/13	2,345,000	a	2,345,000
Colorado Housing and Finance
Authority, EDR (Wanco, Inc.
Project) (LOC; U.S. Bank NA)		0.37	5/7/13	2,035,000	a	2,035,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Royal Bank of Canada)		0.21	5/7/13	13,500,000	a	13,500,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)		0.29	5/7/13	9,500,000 a,b,c		9,500,000

Florida--5.8%
Branch Banking and Trust Co.
Municipal Trust (Series 2057)
(Miami-Dade County, Aviation
Revenue (Miami International
Airport)) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and
Trust Co.)		0.24	5/7/13	10,070,000 a,b,c		10,070,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)		0.28	5/7/13	13,230,000	a	13,230,000

Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.19	6/7/13	3,000,000		3,000,000

Indiana--3.6%
Fort Wayne,
EDR (Park Center Project)
(LOC; PNC Bank NA)	0.25	5/7/13	1,755,000	a	1,755,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; PNC Bank NA)	0.31	5/7/13	2,750,000	a	2,750,000
Indiana Finance Authority,
IDR (Midwest Fertilizer
Corporation Project)	0.20	7/1/13	12,000,000		12,000,000

Kansas--2.0%
Kansas Development Finance
Authority, MFHR (Tree House
Apartments) (LOC; U.S. Bank NA)	0.24	5/7/13	8,105,000	a	8,105,000
Kansas Development Finance
Authority, Revenue (Kansas
Department of Commerce Impact
Program)	3.00	6/1/13	1,100,000		1,102,634

Kentucky--.5%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	10/1/13	2,500,000		2,507,111

Louisiana--2.0%
Ascension Parish,
Revenue, CP	0.33	5/9/13	5,000,000		5,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.17	5/1/13	4,150,000	a	4,150,000

Maryland--6.6%
Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T
Trust)	0.35	5/7/13	5,275,000	a	5,275,000
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Trust)	0.25	5/7/13	4,880,000	a	4,880,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.17	5/8/13	10,000,000		10,000,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.17	6/11/13	10,000,000		10,000,000

Michigan--.7%
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)

(LOC; Comerica Bank)	0.27	5/7/13	3,400,000	a	3,400,000

Minnesota--3.6%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
FHLB)	0.22	5/7/13	7,000,000	a	7,000,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	2/1/14	4,600,000		4,624,255
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.16	5/16/13	5,000,000		5,000,000

Nevada--4.2%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/13	19,000,000		19,050,377

New Hampshire--1.0%
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	0.29	5/7/13	4,790,000	a	4,790,000

New Jersey--.8%
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	3,500,000		3,500,849

New York--5.0%
Amsterdam Enlarged City School
District, GO Notes, BAN	1.25	6/28/13	7,100,000		7,106,724
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
at Brookmeade Project) (LOC;
M&T Trust)	0.27	5/7/13	9,020,000	a	9,020,000
Erie County Fiscal Stability
Authority, Revenue, BAN	1.00	7/31/13	5,000,000		5,009,224
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.28	5/7/13	1,800,000	a	1,800,000

North Carolina--1.9%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1066) (North
Carolina Medical Care
Commission, Health Care
Facilities Revenue (Novant
Health Obligated Group))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank	0.27	5/7/13	8,360,000 a,b,c		8,360,000
North Carolina Capital Facilities
Finance Agency, Educational

Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.25	5/7/13	300,000	a	300,000

Ohio--2.3%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
GO Notes, Refunding	0.75	10/15/13	4,000,000		4,008,177
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; PNC Bank NA)	0.31	5/7/13	1,640,000	a	1,640,000
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	5,000,000		5,009,975

Pennsylvania--12.6%
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; RBS Citizens NA)	0.30	5/7/13	2,720,000	a	2,720,000
Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Trust)	0.42	5/7/13	775,000	a	775,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-495)
(Philadelphia, Airport
Revenue) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.29	5/7/13	5,670,000 a,b,c		5,670,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.37	5/7/13	16,000,000	a	16,000,000
Philadelphia,
GO Notes, TRAN	1.00	6/28/13	15,000,000		15,018,357
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.42	5/7/13	9,000,000	a	9,000,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	0.38	5/7/13	3,845,000	a	3,845,000
Union County Industrial
Development Authority, Revenue
(Stabler Companies, Inc.
Project) (LOC; M&T Trust)	0.37	5/7/13	4,250,000	a	4,250,000

Rhode Island--2.7%
Rhode Island Health and
Educational Building
Corporation, Educational
Institution Revenue (Saint
George's School Issue)
(Liquidity Facility, Wells

Fargo Bank)	0.25	5/7/13	12,440,000	a	12,440,000

Tennessee--6.2%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.27	5/7/13	9,800,000	a	9,800,000
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.25	5/7/13	2,600,000	a	2,600,000
Metropolitan Government of
Nashville and Davidson County,
GO Notes, Refunding	5.00	7/1/13	1,000,000		1,007,972
Metropolitan Government of
Nashville and Davidson County,
Water and Sewer Revenue, CP
(Liquidity Facility; U.S. Bank
NA)	0.17	5/7/13	8,000,000		8,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.29	5/7/13	6,775,000	a	6,775,000

Texas--15.0%
Calhoun Port Authority,
Environmental Facilities
Revenue (Formosa Plastics
Corporation, Texas Project)
(LOC; Bank of America)	0.24	5/7/13	10,000,000	a	10,000,000
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries,
Inc. Project) (LOC; Wells
Fargo Bank)	0.31	5/7/13	3,660,000	a	3,660,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.23	6/12/13	12,000,000		12,000,000
Harris County,
GO Notes, CP (Liquidity
Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.15	5/8/13	8,000,000		8,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/25/13	17,300,000		17,300,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/25/13	1,700,000		1,700,000
Port of Port Arthur Navigation

District, Revenue, CP	0.33	5/9/13	5,000,000		5,000,000
RBC Municipal Products Inc. Trust
(Series E-27) (Harris County
Health Facilities Development
Corporation, HR, Refunding
(Memorial Hermann Healthcare
System)) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.22	5/7/13	5,000,000 a,b,c		5,000,000
Texas,
TRAN	2.50	8/30/13	5,500,000		5,541,466

Utah--1.8%
Utah State Board of Regents,
Student Loan Revenue (LOC;
Royal Bank of Canada)	0.22	5/7/13	8,300,000	a	8,300,000

Virginia--5.1%
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; M&T Trust)	0.32	5/7/13	13,520,000	a	13,520,000
University of Virginia,
University Revenue, CP	0.16	5/20/13	10,000,000		10,000,000

Washington--.9%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.29	5/7/13	3,925,000	a	3,925,000

Wisconsin--3.9%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.18	7/9/13	10,000,000		10,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	8/6/13	8,000,000		8,000,000

Total Investments (cost $456,497,121)			99.8%		456,497,121
Cash and Receivables (Net)			.2%		693,467
Net Assets			100.0%		457,190,588

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities amounted to $38,600,000 or 8.4% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	456,497,121
Level 3 - Significant Unobservable Inputs	-
Total	456,497,121

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 17, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	June 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)